Disclosure of detailed information about fair value of convertible debentures (Details) - $ / shares	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
2020 Series [member]
IfrsStatementLineItems [Line Items]
Share price	$ 0.72	$ 6.66	$ 8.92
Conversion price	$ 8.90	$ 8.90
Expected term	2 months 19 days	1 year 3 months 3 days
Interest rate	10.00%	10.00%
Expected volatility	90.00%	90.00%	200.00%
Risk-free interest rate	2.85%	0.10%	0.14%
Expected dividend yield	0.00%	0.00%	0.00%
Conversion price	$ 8.90	$ 8.90
Interest rate	10.00%	10.00%
2020 Series [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Conversion price			$ 7.50
Expected term			1 year 11 months 19 days
Interest rate			5.00%
Conversion price			$ 7.50
Interest rate			5.00%
2020 Series [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Conversion price			$ 9.50
Expected term			1 year 11 months 23 days
Interest rate			10.00%
Conversion price			$ 9.50
Interest rate			10.00%
EB CD [member]
IfrsStatementLineItems [Line Items]
Share price	$ 0.72	$ 6.66
Conversion price	$ 10.25	$ 10.25
Expected term	1 year 5 months 23 days	1 year 3 months 3 days
Interest rate	10.00%	10.00%
Expected volatility	90.00%	90.00%
Risk-free interest rate	3.45%	0.30%
Expected dividend yield	0.00%	0.00%
Warrant exercise price	$ 15.00	$ 15.00
Conversion price	10.25	10.25
Warrant exercise price	$ 15.00	$ 15.00
Interest rate	10.00%	10.00%
Two Thousand Nineteen Series [Member]
IfrsStatementLineItems [Line Items]
Share price			$ 11.65
Conversion price			$ 7.50
Interest rate			6.00%
Expected volatility			179.00%
Risk-free interest rate			0.25%
Expected dividend yield			0.00%
Warrant exercise price			$ 7.50
Conversion price			7.50
Warrant exercise price			$ 7.50
Interest rate			6.00%
Exchange rate			0.7651
Two Thousand Nineteen Series [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Expected term			1 year 10 months 6 days
Two Thousand Nineteen Series [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Expected term			1 year 11 months 8 days
Two Thousand Nineteen Series [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Share price		$ 8.42
Conversion price		$ 7.50
Interest rate		6.00%
Expected volatility		90.00%
Expected dividend yield		0.00%
Warrant exercise price		$ 7.50
Conversion price		7.50
Warrant exercise price		$ 7.50
Interest rate		6.00%
Exchange rate		0.7947
Two Thousand Nineteen Series [Member] | Previously stated [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Expected term		10 months 6 days
Risk-free interest rate		0.25%
Two Thousand Nineteen Series [Member] | Previously stated [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Expected term		11 months 8 days
Risk-free interest rate		0.26%